Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jan. 31, 2014	$ 8,302		$ 49,026,144	$ (55,194,095)	$ (6,159,649)
Beginning Balance, shares at Jan. 31, 2014	830,236,231
Issuance of common stock and warrants private placement, net	$ 64		72,936		73,000
Issuance of common stock and warrants private placement, net, shares	6,424,979
Issuance of common shares for cash pursuant to investment agreement	$ 343	(55,673)	456,581		401,251
Issuance of common shares for cash pursuant to investment agreement, shares	34,214,226
Issuance of common shares pursuant to legal settlement	$ 10		17,490		17,500
Issuance of common shares pursuant to legal settlement, shares	1,000,000
Shares issued in exchange for services	$ 25		53,975		54,000
Shares issued in exchange for services, shares	2,511,628
Shares issued for conversion of notes	$ 456		423,724		424,180
Shares issued for conversion of notes, shares	45,614,366
APIC reclassified to gain on debt extinguishment
Resolution of derivative liabilities due to debt conversions			256,748		256,748
Warrants reclassified to derivative liabilities			(520,552)		(520,552)
Stock based compensation			11,232		11,232
Net income (loss)				4,115,431	4,115,431
Ending Balance at Jan. 31, 2015	$ 9,200	(55,673)	49,798,278	(51,078,664)	(1,326,859)
Ending Balance, shares at Jan. 31, 2015	920,001,430
Issuance of common stock and warrants private placement, net	$ 272		50,028		50,300
Issuance of common stock and warrants private placement, net, shares	27,194,893
Issuance of common shares for cash pursuant to investment agreement	$ 1,000		128,751		129,751
Issuance of common shares for cash pursuant to investment agreement, shares	100,000,000
Shares issued in exchange for services	$ 57		10,263		10,320
Shares issued in exchange for services, shares	5,733,000
Shares issued for conversion of notes	$ 5,160		887,419		892,579
Shares issued for conversion of notes, shares	516,008,582
APIC reclassified to gain on debt extinguishment			(72,308)		(72,308)
Resolution of derivative liabilities due to debt conversions			833,583		833,583
Warrants reclassified to derivative liabilities			31,804		31,804
Stock based compensation			40,299		40,299
Net income (loss)				(1,569,662)	(1,569,662)
Ending Balance at Jan. 31, 2016	$ 15,689	$ (55,673)	$ 51,708,117	$ (52,648,326)	(980,193)
Ending Balance, shares at Jan. 31, 2016	1,568,937,905
Resolution of derivative liabilities due to debt conversions					237,997
Net income (loss)					(1,126,947)
Ending Balance at Oct. 31, 2016					$ (1,013,711)